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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N14

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/ /
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Pre-Effective Amendment No. / /

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PostEffective Amendment No. 1/ X/
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(Check appropriate box or boxes)

T. Rowe Price Captial Appreciation Fund

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

4103452000

Registrant`s Telephone Number, Including Area Code

Henry H. Hopkins

100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

(Number and Street) (City) (State) (Zip Code)

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Calculation of Registration Fee under the Securities Act of 1933:
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Title of the securities being registered: Shares of beneficial interest, all without par value of the
T. Rowe Price Capital Appreciation Fund. The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no filing fee is payable herewith in reliance upon Section 24(f).
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It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.
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This Post-Effective Amendment consists of the following:
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1) Facing Sheet of the Registration Statement.
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2) Part C to the Registration Statement (including signature page). Parts A and B are incorporated herein by reference from the Registrant`s Registration Statement on Form N-14 (File No. 033-05646) filed on March 10, 2006.
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This Post-Effective Amendment No. 1 to the Registrant`s Registration Statement on Form N-14, as amended, is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, solely for the purpose of filing an opinion of Ropes & Gray LLP, tax counsel for the Registrant, as Exhibit 12 to the Registration Statement on Form N-14, as amended.
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PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d1(d)(7) under the Investment Company Act of 1940.

Article VI, Section 6.4 of the Registrant`s Master Trust Agreement provides as follows:

Section 6.4. Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the SubTrust or SubTrusts in question) each of its Trustees and officers (including persons who serve at the Trust`s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [ hereinafter referred to as a "Covered Person" ]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person`s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person`s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the SubTrust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trialtype inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.6 of the Registrant`s Master Trust Agreement provides as follows:

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

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Article III, Section 3.2(l) of the Registrant`s Master Trust Agreement provides as follows:

Section 3.2(l) Insurance. To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors, or any thereof (or any person connected therewith), of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability.

Insofar as indemnification for liability under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)Declaration of Trust of Registrant dated June 9, 1986 (electronically filed with Amendment No. 11 dated February 28, 1994)

(1)(b)Amendment to Master Trust Agreement dated November 5, 1999 (electronically filed with Amendment No. 17 dated April 24, 2000)

(1)(c)Amendment to Master Trust Agreement dated October 20, 2004 (electronically filed with Amendment No. 23 dated December 22, 2004)

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(2)ByLaws dated May 9 1986, as amended February 8, 2005 is incorporated herein by reference to Exhibit (b) of Amendment No. 25 to the Registrant`s Registration Statement on Form N-1A filed on April 27, 2006
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(3)Inapplicable

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(4)Form of Agreement and Plan of Reorganization as Appendix A to Proxy Statement and Prospectus is incorporated herein by reference to Exhibit (4) of the Registrant`s Registration Statement on Form N-14 filed on March 10, 2006
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(5)See Article IV, Shares, Section 4.2 - Section 4.6 of the Master Trust Agreement, as amended, (electronically filed with Amendment No. 11); Article 8, Issuance of Share Certificates, in its entirety and Article II, Shareholders, in its entirety, of the By-Laws

(6)(a)Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated April 24, 1997 (electronically filed with Amendment No. 13 dated February 28, 1997)

(6)(b)Amended Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated August 1, 2004 (electronically filed with Amendment No. 22 dated October 25, 2004)

(7)Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated October 20, 2004 (electronically filed with Amendment No. 23 dated December 22, 2004)

(8)Inapplicable

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(9)(a)Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004,
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March 2, 2005, and April 19, 2006 is incorporated herein by reference to Exhibit (g)(1) of Amendment No. 25 to the Registrant`s Registration Statement on Form N-1A filed on April 27, 2006
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(9)(b)Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, and December 14, 2005 is incorporated herein by reference to Exhibit (g)(2) of Amendment No. 25 to the Registrant`s Registration Statement on Form N-1A filed on April 27, 2006
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(10)(a)Rule 12b-1 Plan for the T. Rowe Price Capital Appreciation Fund—Advisor Class dated October 20, 2004 (electronically filed with Amendment No. 22 dated October 25, 2004)
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(10)(b)Form of Selling Agreement to be used by T. Rowe Price Investment Services, Inc.(electronically filed with Amendment No. 23 dated December 22, 2004)
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(10)(c)Rule 18f-3 Plan for the T. Rowe Price Capital Appreciation Fund—Advisor Class dated October 20, 2004 (electronically filed with Amendment No. 22 dated October 25, 2004)
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(11)Opinion of Counsel as to the legality of securities - Henry H. Hopkins, Esq. is incorporated herein by reference to Exhibit (11) to the Registrant`s Registration Statement on Form N-14 filed on March 10, 2006
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(12)Opinion and Consent of Ropes & Gray, LLP for acquired fund regarding certain tax matters, filed herewith
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(13)(a)Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2006, as amended February 7, 2006 and April 19, 2006 is incorporated herein by reference to Exhibit (h)(1) of Amendment No. 25 to the Registrant`s Registration Statement on Form N-1A filed on April 27, 2006
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(13)(b)Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2006, as amended February 7, 2006 and April 19, 2006 is incorporated herein by reference to Exhibit (h)(2) of Amendment No. 25 to the Registrant`s Registration Statement on Form N-1A filed on April 27, 2006
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(13)(c)Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2006, as amended April 19, 2006 is incorporated herein by reference to Exhibit (h)(3) of Amendment No. 25 to the Registrant`s Registration Statement on Form N-1A filed on April 27, 2006
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(14)(a)Consent of Independent Registered Public Accounting Firm for acquired fund - PricewaterhouseCoopers LLP is incorporated herein by reference to Exhibit 14(a) to the Registrant`s Registration Statement on Form N-14 filed on March 10, 2006
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(14)(b)Consent of Independent Registered Public Accounting Firm for Registrant - PricewaterhouseCoopers LLP is incorporated herein by reference to Exhibit 14(b) to the Registrant`s Registration Statement on Form N-14 filed on March 10, 2006
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(15)Inapplicable
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(16)Power of Attorney
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(17)Forms of Proxy Ballot are incorporated herein by reference to Exhibit (17) to the Registrant`s Registration Statement on Form N-14 filed on March 10, 2006
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Item 17. Undertakings
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(1) The undersigned registrants agree that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter with the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrants agree that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statements and will not be used until the amendment is effective, and that, in

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determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for this Post-Effective Amendment No. 1 to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, this August 25, 2006.
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T. Rowe Price Captial Appreciation Fund

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/s/Edward C. Bernard
By:Edward C. Bernard
Chairman of the Board
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Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
Signature	Title	Date
/s/Edward C. Bernard Edward C. Bernard	Chairman of the Board (Chief Executive Officer)	August 25, 2006
/s/Joseph A. Carrier Joseph A. Carrier	Treasurer (Chief Financial Officer)	August 25, 2006
* Jeremiah E. Casey	Trustee	August 25, 2006
* Anthony W. Deering	Trustee	August 25, 2006
* Donald W. Dick, Jr.	Trustee	August 25, 2006
* David K. Fagin	Trustee	August 25, 2006
* Karen N. Horn	Trustee	August 25, 2006
* Theo C. Rodgers	Trustee	August 25, 2006
/s/Brian C. Rogers Brian C. Rogers	Trustee	August 25, 2006
* John G. Schreiber	Trustee	August 25, 2006
*/s/Henry H. Hopkins Henry H. Hopkins	Vice President and AttorneyInFact	August 25, 2006
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